Schedule of Financing Debt (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 13, 2022
Defined Benefit Plan Disclosure [Line Items]
NYDIG Loans #1-11	$ 25,999,000	$ 19,338,000		$ 13,006,022
Total outstanding debt	3,100,000		$ 13,000,000.0
NYDIG [Member]
Defined Benefit Plan Disclosure [Line Items]
NYDIG Loans #1-11	9,183,000	10,546,000	14,387,000
Less: principal payments			(3,841,000)
Less: repossession of collateralized assets		(1,363,000)
Total outstanding debt	$ 9,183,000	$ 9,183,000	$ 10,546,000